Restatement Of Previously Issued Financial Statements (Schedule Of Effect On Consolidated Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,115,262		$ 827,786
Short-term investments	15,000
Accounts receivable	7,647		33,289
Due from related parties	1,533		1,100
Inventories	328,853		159,049
Prepaid expenses and other	59,898		57,901
Current assets held for sale	86,837		189,063
TOTAL CURRENT ASSETS	1,615,030		1,268,188
LONG-TERM INVESTMENTS	64,592		87,570
Other long-term investments	270,612		317,325
INVENTORIES	67,897
PROPERTY, PLANT AND EQUIPMENT	6,794,349		4,272,433
DEFERRED INCOME TAXES	48,510		34,589
OTHER ASSETS	31,406		26,083
NON-CURRENT ASSETS HELD FOR SALE	197,713		135,031
TOTAL ASSETS	9,090,109		6,141,219
LIABILITIES
Accounts payable and accrued liabilities	738,655		646,815
Payable to related parties	185,462		28,087
Amounts due under credit facilities			44,884
Interest payable on long-term debt	31,406		10,808
Interim funding facility	1,799,004
Current liabilities held for sale	25,231		36,747
TOTAL CURRENT LIABILITIES	2,779,758		767,341
CONVERTIBLE CREDIT FACILITY	102,473		141,853
INTERIM FUNDING FACILITY			400,655
PAYABLE TO RELATED PARTIES			56,783
DEFERRED INCOME TAXES			9,619
ASSET RETIREMENT OBLIGATIONS	96,698		20,711		8,253
NON-CURRENT LIABILITIES HELD FOR SALE	30,214		30,505
TOTAL LIABILITIES	3,009,143		1,427,467
EQUITY
SHARE CAPITAL	9,145,394		6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745		1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12,849		(2,300)
DEFICIT	(4,608,549)		(3,508,076)		(2,920,351)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	6,070,439		4,698,712
NONCONTROLLING INTERESTS	10,527		15,040		2,917
TOTAL EQUITY	6,080,966		4,713,752		1,809,975
TOTAL LIABILITIES AND EQUITY	9,090,109		6,141,219
As previously reported [Member]
ASSETS
Cash and cash equivalents	1,162,884		998,054
Short-term investments	15,000
Accounts receivable	26,460		101,233
Due from related parties	1,672		1,227
Inventories	351,900		108,483
Prepaid expenses and other	52,750		56,327
TOTAL CURRENT ASSETS	1,610,666		1,265,324
LONG-TERM INVESTMENTS	66,872		107,277
Other long-term investments	270,612		317,325
INVENTORIES	67,897
PROPERTY, PLANT AND EQUIPMENT	6,963,750		4,363,501
DEFERRED INCOME TAXES	47,556		33,062
OTHER ASSETS	57,438		50,339
TOTAL ASSETS	9,084,791		6,136,828
LIABILITIES
Accounts payable and accrued liabilities	755,705		653,015
Payable to related parties	185,462		28,170
Amounts due under credit facilities			44,884
Interest payable on long-term debt	31,406		10,808
Interim funding facility	1,799,004
TOTAL CURRENT LIABILITIES	2,771,577		736,877
CONVERTIBLE CREDIT FACILITY	102,473		141,853
INTERIM FUNDING FACILITY			400,655
PAYABLE TO RELATED PARTIES			56,783
DEFERRED INCOME TAXES			15,282
ASSET RETIREMENT OBLIGATIONS	126,912		45,553
TOTAL LIABILITIES	3,000,962		1,397,003
EQUITY
SHARE CAPITAL	9,145,394		6,819,367
ADDITIONAL PAID-IN CAPITAL	1,520,745		1,389,721
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12,849		(2,300)
DEFICIT	(4,606,905)		(3,483,948)		(2,913,576)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	6,072,083		4,722,840
NONCONTROLLING INTERESTS	11,746		16,985		2,610
TOTAL EQUITY	6,083,829		4,739,825		1,816,443
TOTAL LIABILITIES AND EQUITY	9,084,791		6,136,828
Correction of errors [Member]
ASSETS
TOTAL CURRENT ASSETS	4,364		2,864
TOTAL ASSETS	5,318		4,391
LIABILITIES
TOTAL CURRENT LIABILITIES	8,181		30,464
TOTAL LIABILITIES	8,181		30,464
EQUITY
DEFICIT	(1,644)		(24,128)		(6,775)	[1]
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	(1,644)		(24,128)
NONCONTROLLING INTERESTS	(1,219)		(1,945)		307	[1]
TOTAL EQUITY	(2,863)		(26,073)		(6,468)
TOTAL LIABILITIES AND EQUITY	5,318		4,391
Discontinued operations [Member]
ASSETS
Cash and cash equivalents	(47,622)	[2]	(170,268)	[2]
Accounts receivable	(4,674)	[2]	(3,892)	[2]
Due from related parties	(139)	[2]	(127)	[2]
Inventories	(32,099)	[2]	(9,897)	[2]
Prepaid expenses and other	(2,303)	[2]	(4,879)	[2]
Current assets held for sale	86,837	[2]	189,063	[2]
LONG-TERM INVESTMENTS	(2,280)	[2]	(19,707)	[2]
PROPERTY, PLANT AND EQUIPMENT	(169,401)	[2]	(91,068)	[2]
OTHER ASSETS	(26,032)	[2]	(24,256)	[2]
NON-CURRENT ASSETS HELD FOR SALE	197,713	[2]	135,031	[2]
LIABILITIES
Accounts payable and accrued liabilities	(25,231)	[2]	(36,664)	[2]
Payable to related parties			(83)	[2]
Current liabilities held for sale	25,231	[2]	36,747	[2]
DEFERRED INCOME TAXES			(5,663)	[2]
ASSET RETIREMENT OBLIGATIONS	(30,214)	[2]	(24,842)	[2]
NON-CURRENT LIABILITIES HELD FOR SALE	30,214	[2]	30,505	[2]
EQUITY
DEFICIT				[2]		[2]
NONCONTROLLING INTERESTS		[2]		[2]		[2]
TOTAL EQUITY		[2]		[2]		[2]
Correction of errors related to SouthGobi revenue recognition [Member]
ASSETS
Accounts receivable	(14,139)	[1]	(64,052)	[1]
Inventories	9,052	[1]	60,463	[1]
Prepaid expenses and other	9,451	[1]	6,453	[1]
DEFERRED INCOME TAXES	954	[1]	1,527	[1]
LIABILITIES
Accounts payable and accrued liabilities	8,181	[1]	8,970	[1]
Correction of error related to withholding taxes on intercompany interest [Member]
LIABILITIES
Accounts payable and accrued liabilities			$ 21,494

[1]	Correction of errors related to SouthGobi revenue recognition Subsequent to the original issuance of the Company's annual consolidated financial statements, the Company determined that certain revenue transactions of SouthGobi were previously recognized in the Company's consolidated financial statements prior to meeting relevant revenue recognition criteria. The restatement is due to a change in the determination of when revenue should be recognized from its sales of coal previously recognized in the quarter ended December 31, 2010, the full year ended December 31, 2011 and the six months ended June 30, 2012. The affected transactions relate to sales contracts which specify the location of title transfer as the customer's stockpile, which is located in a yard located within the Ovoot Tolgoi mine's mining license area. During the affected periods, revenue for such sales was recognized upon delivery of coal to the customer's stockpile. The restated consolidated financial statements reflect a change in the point of revenue recognition from the delivery of coal to the customer's stockpile to loading the coal onto the customer's trucks at the time of collection.
[2]	Correction of error related to income taxes on intercompany interest. During 2012, the Company identified and recorded $21.5 million of accrued withholding taxes on intercompany interest that arose in the years ended December 31, 2011 and 2010. As a result of the restatement described in (a) above, the Company has adjusted this out-of-period adjustment to reflect it in the proper periods.